Document and Entity Information Document	Dec. 03, 2023	May 10, 2023
Document Information [Line Items]
Title of 12(b) Security		Common Stock, par value $1 per share
Entity Incorporation, State or Country Code	IN
Amendment Flag	false
Document Period End Date	Dec. 03, 2023
Entity Registrant Name	ITT INC.
Entity File Number	001-05672
Entity Tax Identification Number	81-1197930
Entity Address, Address Line One	100 Washington Boulevard6th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	914
Local Phone Number	641-2000
Entity Information, Former Legal or Registered Name		Not Applicable
Written Communications		false
Soliciting Material		false
Trading Symbol		ITT
Security Exchange Name		NYSE
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key	0000216228
Document Type	8-K